Subsidiary undertakings, joint ventures and associates - Associates (Details)	12 Months Ended
Mar. 31, 2021
Clean Line Energy Partners LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	32.00%
Connecticut Yankee Atomic Power Company
Disclosure of associates [line items]
Proportion of ownership interest in associate	19.50%
Direct Global Power, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate	26.00%
Energy Impact Fund LP
Disclosure of associates [line items]
Proportion of ownership interest in associate	9.41%
KHB Venture LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	33.33%
Maine Yankee Atomic Power Company
Disclosure of associates [line items]
Proportion of ownership interest in associate	24.00%
Millennium Pipeline Company LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	26.25%
New York Transco LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	28.30%
Nysearch RMLD, LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	22.63%
The Hive IV, LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	28.20%
Yankee Atomic Electric Company
Disclosure of associates [line items]
Proportion of ownership interest in associate	34.50%
Coreso SA
Disclosure of associates [line items]
Proportion of ownership interest in associate	15.84%
Energis plc
Disclosure of associates [line items]
Proportion of ownership interest in associate	33.06%